Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other receivables [abstract]
Summary of Trade and Other Receivables

	December 31,

	2019	2018
Trade receivables	1,184	1,132
Less: allowance for doubtful accounts	(30)	(30)
Less: allowance for sales adjustments	(34)	(33)
Net trade receivables	1,120	1,069
Other receivables (1)	47	244
Trade and other receivables	1,167	1,313
(1) At December 31, 2019 and 2018, includes $27 million and $222 million, respectively, due from Refinitiv. There are no expected credit losses associated with this receivable. See note 32.

Summary of Aging of Gross Trade Receivables
The aging of gross trade receivables at each reporting date was as follows:

	December 31,

	2019	2018
Current	806	726
Past due 1-30 days	185	185
Past due 31-60 days	63	73
Past due 61-90 days	36	39
Past due >91 days	94	109
Balance at December 31	1,184	1,132

Summary of Change in Allowance for Doubtful Accounts
The change in the allowance for doubtful accounts was as follows:

	December 31,

	2019	2018
Balance at beginning of year	30	39
Charges	29	35
Write-offs	(28)	(34)
Disposals of businesses	(1)	(8)
Translation and other, net	-	(2)
Balance at end of year	30	30